Investments in Associates and Joint Ventures - Details of Investments in Joint Ventures (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
CSP - Compania Siderurgica do Pecem [member]
Disclosure of joint ventures [line items]
Impairment loss	₩ 160,415